RELATED PARTY TRANSACTIONS	3 Months Ended
Mar. 31, 2023
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS

Trade receivables/payables and accrued receivables/payables:

As at March 31, 2023, the Company had $nil (2022 - $155,108) receivable from related parties outstanding that were included in accounts receivable and $22,350 (2022 - $nil) payable from related parties that was included in accounts payable. The balances outstanding are unsecured, non-interest bearing and due on demand.

Key management compensation

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. Compensation awarded to key management for the three months ended March 31, 2023 and 2022 included:

For the three months ended March 31,	2023	2022
Director fees	$151,663	$107,446
Salaries	102,115	127,565
Share-based payments	263,242	322,083
	$517,020	$557,094

Other related party transactions

For the three months ended March 31,	2023	2022
Management fees paid to a company controlled by CEO and director	$100,000	$100,000
Management fees paid to a company that the CEO holds an economic interest in	103,629	125,732
Management fees paid to a company controlled by the former President and director	58,398	62,500
	$262,027	$288,232